Transfers of Financial Assets Not Qualifying for Derecognition (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	£ 6,549	£ 9,495
Carrying amount of associated financial liabilities	(2,673)	(4,422)
Sale and repurchase agreements
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	171	1,597
Carrying amount of associated financial liabilities	(172)	(1,340)
Securities lending agreements
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	1,892	918
Carrying amount of associated financial liabilities	(1,742)	(752)
Securitisations (See Notes 14 and 26)
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	4,486	6,980
Carrying amount of associated financial liabilities	£ (759)	£ (2,330)